Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Net [Abstract]
Amortization expense		¥ 11,202	¥ 10,803	¥ 10,154
Impairment loss	¥ 13,526